Acquisitions - DRDGOLD acquisition, consideration paid and related costs (Details) - ZAR (R) shares in Millions, R in Millions			12 Months Ended
	Aug. 01, 2018	Nov. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Acquisition related costs			R 447.8	R 402.5	R 552.1
DRDGOLD Limited
Disclosure of detailed information about business combination [line items]
Number of shares acquired		265
Percentage of control acquired		38.05%
Potential ownership, as a percent		50.10%
Shares option, price discount, as a percent		10.00%
Period of time for which results are included				5 months
Revenue contributed				R 1,047.5
Loss contributed				R 39.9
Acquisition related costs	R 25.0